Cover	Mar. 16, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 16, 2026
Entity Registrant Name	Bakkt, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	41-2324812
Entity Address, Address Line One	One Liberty Plaza 1 Liberty Street, Floor 3
Entity Address, Address Line Two	Suite 305-306
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	678
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001820302
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE